SHAREHOLDER'S DEFICIT - Common Stock Shares (Details)				9 Months Ended	10 Months Ended
	Jul. 19, 2021 shares	Jul. 14, 2021 shares	Jun. 14, 2021 shares	Sep. 30, 2022 Vote $ / shares shares	Dec. 31, 2021 Vote $ / shares shares	Jun. 13, 2021 shares	Mar. 23, 2021 shares
Class of Stock [Line Items]
Common shares, number of votes per share | Vote					1
Class A Ordinary shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)				200,000,000	200,000,000
Common shares, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Common shares, number of votes per share | Vote				1	1
Ratio to be applied to the stock in the conversion				20
Class A Ordinary Shares Subject to Possible Redemption
Class of Stock [Line Items]
Common shares, shares issued (in shares)					13,800,000
Common shares, shares outstanding (in shares)					13,800,000
Class B Ordinary shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)				20,000,000	20,000,000
Common shares, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Common shares, number of votes per share | Vote				1
Common shares, shares issued (in shares)				3,450,000	3,450,000		4,312,500
Common shares, shares outstanding (in shares)				3,450,000	3,450,000
Shares not subjected to forfeiture	450,000
Ratio to be applied to the stock in the conversion					20
Class B Ordinary shares | Sponsor
Class of Stock [Line Items]
Common shares, shares issued (in shares)							4,312,500
Common shares, shares outstanding (in shares)			3,450,000			4,312,500
Number of surrendered		862,500	862,500
Number of shares cancelled			450,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders			20.00%